Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Common shares, shares issued (in shares)	101,118,289	101,080,673
Common shares, shares outstanding (in shares)	101,118,289	101,080,673
Common shares, par value (in dollars per share)	$ 1.00	$ 1